Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Description	Shares	Value
Common Stocks — 98.7%
Communications — 8.7%
Internet — 3.6%
Etsy, Inc.(1)	14,197	$1,201,208
GoDaddy, Inc., Class A(1)	22,042	1,656,016
		2,857,224
Media — 2.5%
New York Times Co., Class A	33,217	1,308,085
Nexstar Media Group, Inc.	4,312	718,164
		2,026,249
Telecommunications — 2.6%
Arista Networks, Inc.(1)	12,518	2,028,667
Total Communications		6,912,140

Consumer, Cyclical — 15.4%
Apparel — 1.9%
Deckers Outdoor Corp.(1)	2,891	1,525,465

Distribution/Wholesale — 0.8%
Avient Corp.	16,623	679,881

Home Builders — 2.0%
PulteGroup, Inc.	20,224	1,571,000

Home Furnishings — 1.5%
Dolby Laboratories, Inc., Class A	14,767	1,235,703

Leisure Time — 1.9%
Royal Caribbean Cruises, Ltd.(1)	14,345	1,488,150

Lodging — 2.2%
Hyatt Hotels Corp., Class A	15,059	1,725,460

Retail — 3.6%
Lithia Motors, Inc., Class A	4,997	1,519,638
Wingstop, Inc.	6,676	1,336,268
		2,855,906
Textiles — 1.5%
Mohawk Industries, Inc.(1)	11,566	1,193,149
Total Consumer, Cyclical		12,274,714

Consumer, Non-cyclical — 28.7%
Biotechnology — 14.5%
Amicus Therapeutics, Inc.(1)	130,471	1,638,716
Apellis Pharmaceuticals, Inc.(1)	13,910	1,267,201
Argenx SE, ADR(1)	4,282	1,668,824
BioMarin Pharmaceutical, Inc.(1)	11,487	995,693
Guardant Health, Inc.(1)	23,592	844,594
Immunocore Holdings PLC, ADR(1)	13,590	814,856
Karuna Therapeutics, Inc.(1)	6,241	1,353,361
Mirati Therapeutics, Inc.(1)	18,186	657,060
Sarepta Therapeutics, Inc.(1)	7,400	847,448
SpringWorks Therapeutics, Inc.(1)	21,513	564,071
Veracyte, Inc.(1)	14,886	379,146
Xenon Pharmaceuticals, Inc.(1)	14,520	559,020
		11,589,990

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Description	Shares	Value
Commercial Services — 4.1%
Insperity, Inc.	10,455	$1,243,727
Ritchie Bros Auctioneers, Inc.	7,671	460,260
United Rentals, Inc.	3,600	1,603,332
		3,307,319
Healthcare-Products — 5.7%
AtriCure, Inc.(1)	17,231	850,522
Inari Medical, Inc.(1)	9,010	523,841
iRhythm Technologies, Inc.(1)	9,418	982,486
Shockwave Medical, Inc.(1)	7,710	2,200,511
		4,557,360
Healthcare-Services — 3.2%
ICON PLC(1)	3,150	788,130
Molina Healthcare, Inc.(1)	5,738	1,728,515
		2,516,645
Pharmaceuticals — 1.2%
Neurocrine Biosciences, Inc.(1)	10,112	953,562
Total Consumer, Non-Cyclical		22,924,876

Energy — 2.5%
Oil & Gas — 1.2%
Devon Energy Corp.	20,153	974,196

Oil & Gas Services — 1.3%
ChampionX Corp.	33,775	1,048,376
Total Energy		2,022,572

Financial — 3.2%
Diversified Financial Services — 1.5%
Raymond James Financial, Inc.	11,565	1,200,100

Private Equity — 1.7%
Ares Management Corp., Class A	13,807	1,330,304
Total Financial		2,530,404

Industrial — 16.0%
Engineering & Construction — 6.0%
EMCOR Group, Inc.	11,719	2,165,437
Jacobs Solutions, Inc.	9,375	1,114,594
TopBuild Corp.(1)	5,777	1,536,797
		4,816,828
Hand/Machine Tools — 1.5%
Regal Rexnord Corp.	7,630	1,174,257

Machinery-Construction & Mining — 2.1%
BWX Technologies, Inc.	23,676	1,694,491

Machinery-Diversified — 4.6%
Cognex Corp.	21,430	1,200,509
Graco, Inc.	12,411	1,071,690
Nordson Corp.	5,681	1,409,910
		3,682,109
Miscellaneous Manufacturing — 1.8%
AO Smith Corp.	19,710	1,434,494
Total Industrial		12,802,179

Fiera Capital Small/Mid-Cap Growth Fund

Industry Allocation

June 30, 2023 (Unaudited)

Description	Shares	Value
Technology — 24.2%
Semiconductors — 7.2%
Entegris, Inc.	22,900	$2,537,778
Lattice Semiconductor Corp.(1)	21,488	2,064,352
Power Integrations, Inc.	12,491	1,182,523
		5,784,653
Software — 17.0%
ACI Worldwide, Inc.(1)	23,382	541,761
Gitlab, Inc., Class A(1)	31,199	1,594,581
HubSpot, Inc.(1)	4,573	2,433,247
Jack Henry & Associates, Inc.	7,627	1,276,226
JFrog, Ltd.(1)	39,738	1,100,743
MongoDB, Inc., Class A(1)	6,177	2,538,685
Outset Medical, Inc.(1)	14,217	310,926
Paycom Software, Inc.	5,031	1,616,158
Tyler Technologies, Inc.(1)	5,142	2,141,489
		13,553,816
Total Technology		19,338,469

Total Common Stocks
(identified cost $55,099,443)		78,805,354

Total Investments — 98.7%
(identified cost $55,099,443)		78,805,354
Other Assets and Liabilities — 1.3%		1,069,589
Total Net Assets — 100.0%		$79,874,943

(1)	Non-income producing.

ADR – American Depositary Receipt

PLC – Public Limited Company

Fiera Capital International Equity Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Description	Shares	Value
Common Stocks — 98.9%
Australia — 2.1%
Commonwealth Bank of Australia	84,341	$5,646,223
Canada — 3.2%
Canadian National Railway Co.	70,457	8,530,229
Denmark — 6.4%
Novo Nordisk A/S, Class B	103,867	16,778,659
France — 15.9%
Air Liquide SA	44,119	7,912,279
EssilorLuxottica SA	54,115	10,204,728
L'Oreal SA	21,374	9,970,703
LVMH Moet Hennessy Louis Vuitton SE	14,760	13,917,723
		42,005,433
Germany — 4.1%
Rational AG	4,002	2,897,923
SAP SE	58,051	7,930,391
		10,828,314
India — 2.4%
HDFC Bank, Ltd., ADR	91,533	6,379,850
Japan — 7.7%
Keyence Corp.	22,620	10,748,045
Shimano, Inc.	31,521	5,276,847
Unicharm Corp.	115,611	4,298,983
		20,323,875
Netherlands — 3.4%
ASML Holding NV	12,276	8,904,349
Switzerland — 19.2%
Alcon, Inc.	90,980	7,547,498
Cie Financiere Richemont SA	56,457	9,589,705
Geberit AG	10,766	5,641,971
Nestle SA	127,768	15,368,559
Roche Holding AG	18,689	5,708,612
Schindler Holding AG	28,823	6,767,457
		50,623,802
Taiwan — 5.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	154,614	15,603,645
United Kingdom — 24.6%
Ashtead Group PLC	71,329	4,945,317
Bunzl PLC	145,392	5,540,628
Diageo PLC	235,386	10,119,505
Howden Joinery Group PLC	627,959	5,130,698
InterContinental Hotels Group PLC	131,590	9,096,389
Intertek Group PLC	93,290	5,057,067
London Stock Exchange Group PLC	114,294	12,164,719
Rotork PLC	603,352	2,337,778
Spirax-Sarco Engineering PLC	40,124	5,288,521
Unilever PLC	104,605	5,452,336
		65,132,958
United States — 4.0%
S&P Global, Inc.	26,599	10,663,273
Total Common Stocks
(identified cost $194,374,359)		261,420,610
Total Investments — 98.9%
(identified cost $194,374,359)		261,420,610

Fiera Capital International Equity Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Description	Shares	Value
Other Assets and Liabilities — 1.1%		2,818,473
Total Net Assets — 100.0%		$264,239,083

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital International Equity Fund

Industry Allocation

June 30, 2023 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$13,917,723	5.3%
Banks	12,026,073	4.6
Beverages	10,119,506	3.8
Building Materials	5,641,971	2.1
Chemicals	7,912,279	3.0
Commercial Services	20,665,657	7.8
Cosmetics/Personal Care	19,722,021	7.5
Distribution/Wholesale	5,540,628	2.1
Diversified Financial Services	12,164,720	4.6
Electronics	2,337,778	0.9
Food	15,368,559	5.8
Hand/Machine Tools	6,767,458	2.6
Healthcare-Products	17,752,226	6.7
Home Furnishings	8,028,621	3.0
Leisure Time	5,276,847	2.0
Lodging	9,096,389	3.4
Machinery-Diversified	16,036,565	6.1
Pharmaceuticals	22,487,270	8.5
Retail	9,589,705	3.6
Semiconductors	24,507,994	9.3
Software	7,930,391	3.0
Transportation	8,530,229	3.2
Total Common Stocks	261,420,610	98.9
Other Assets and Liabilities	2,818,473	1.1
Total Net Assets	$264,239,083	100.0%

Fiera Capital Global Equity Fund

Portfolio Composition

June 30, 2023 (Unaudited)

Description	Shares	Value
Common Stocks — 99.0%
Denmark — 2.0%
Novo Nordisk A/S, Class B	3,225	$520,966
France — 4.4%
LVMH Moet Hennessy Louis Vuitton SE	1,193	1,124,922
India — 2.2%
HDFC Bank, Ltd., ADR	8,005	557,948
Japan — 3.0%
Keyence Corp.	1,642	780,207
Switzerland — 7.7%
Cie Financiere Richemont SA	3,848	653,616
Geberit AG	935	489,991
Nestle SA	7,056	848,730
		1,992,337
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,381	1,249,491
United Kingdom — 8.0%
Diageo PLC	17,719	761,760
InterContinental Hotels Group PLC	8,891	614,606
Intertek Group PLC	6,236	338,041
Spirax-Sarco Engineering PLC	2,510	330,829
		2,045,236
United States — 66.8%
Alphabet, Inc., Class A (1)	11,476	1,373,677
AutoZone, Inc. (1)	470	1,171,879
Becton, Dickinson and Co.	2,526	666,889
Carrier Global Corp.	10,848	539,254
CME Group, Inc.	3,679	681,682
Graco, Inc.	6,992	603,759
Johnson & Johnson	5,151	852,594
Mastercard, Inc., Class A	3,150	1,238,895
Mettler-Toledo International, Inc. (1)	406	532,526
Microsoft Corp.	6,173	2,102,153
Moody's Corp.	4,320	1,502,150
MSCI, Inc.	1,339	628,379
NIKE, Inc., Class B	4,481	494,568
Oracle Corp.	7,447	886,863
Otis Worldwide Corp.	7,947	707,363
PepsiCo, Inc.	3,717	688,463
Sherwin-Williams Co.	2,630	698,318
TJX Cos., Inc.	9,848	835,012
UnitedHealth Group, Inc.	1,958	941,093
		17,145,517
Total Common Stocks
(identified cost $16,143,823)		25,416,624
Total Investments — 99.0%
(identified cost $16,143,823)		25,416,624
Other Assets and Liabilities — 1.0%		252,619
Total Net Assets — 100.0%		$25,669,243

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital Global Equity Fund

Industry Allocation

June 30, 2023 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,619,490	6.3%
Banks	557,948	2.2
Beverages	1,450,222	5.6
Building Materials	1,029,245	4.0
Chemicals	698,318	2.7
Commercial Services	1,840,192	7.2
Diversified Financial Services	1,920,577	7.5
Electronics	532,526	2.1
Food	848,730	3.3
Healthcare-Services	941,093	3.7
Internet	1,373,677	5.3
Lodging	614,606	2.4
Machinery-Diversified	2,422,158	9.4
Pharmaceuticals	2,040,449	7.9
Retail	2,660,507	10.4
Semiconductors	1,249,490	4.9
Software	3,617,396	14.1
Total Common Stocks	25,416,624	99.0
Other Assets and Liabilities	252,619	1.0
Total Net Assets	$25,669,243	100.0%

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Description	Shares	Value
Common Stocks — 99.4%
Basic Materials — 7.4%
Chemicals — 7.4%
Linde PLC	10,888	$4,149,199
Sherwin-Williams Co.	11,362	3,016,838
Total Basic Materials		7,166,037
Communications — 8.6%
Internet — 6.4%
Alphabet, Inc., Class A(1)	51,474	6,161,438
Media — 2.2%
FactSet Research Systems, Inc.	5,225	2,093,396
Total Communications		8,254,834
Consumer, Cyclical — 15.7%
Apparel — 2.3%
NIKE, Inc., Class B	20,461	2,258,280
Retail — 13.4%
AutoZone, Inc.(1)	2,201	5,487,885
Lowe's Cos., Inc.	17,607	3,973,900
TJX Cos., Inc.	40,536	3,437,048
		12,898,833
Total Consumer, Cyclical		15,157,113
Consumer, Non-cyclical — 17.8%
Beverages — 3.9%
PepsiCo, Inc.	20,279	3,756,077
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	17,353	1,336,875
Healthcare-Services — 5.3%
UnitedHealth Group, Inc.	10,702	5,143,809
Pharmaceuticals — 7.2%
Becton, Dickinson and Co.	10,426	2,752,568
Johnson & Johnson	25,161	4,164,649
		6,917,217
Total Consumer, Non-Cyclical		17,153,978
Financial — 14.3%
Diversified Financial Services — 14.3%
CME Group, Inc.	14,770	2,736,733
Mastercard, Inc., Class A	12,651	4,975,638
Moody's Corp.	17,552	6,103,182
Total Financial		13,815,553
Industrial — 12.9%
Building Materials — 2.5%
Carrier Global Corp.	49,434	2,457,364
Electronics — 2.3%
Mettler-Toledo International, Inc.(1)	1,667	2,186,504

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Description	Shares	Value
Machinery-Diversified — 8.1%
Graco, Inc.	33,652	$2,905,850
Middleby Corp.(1)	15,883	2,347,984
Otis Worldwide Corp.	28,458	2,533,047
		7,786,881
Total Industrial		12,430,749
Technology — 22.7%
Semiconductors — 3.3%
Analog Devices, Inc.	16,278	3,171,117
Software — 19.4%
Adobe Systems, Inc.(1)	5,214	2,549,594
Microsoft Corp.	28,997	9,874,638
MSCI, Inc.	5,879	2,758,956
Oracle Corp.	29,998	3,572,462
		18,755,650
Total Technology		21,926,767
Total Common Stocks
(identified cost $62,336,530)		95,905,031
Total Investments — 99.4%
(identified cost $62,336,530)		95,905,031
Other Assets and Liabilities — 0.6%		551,801
Total Net Assets — 100.0%		$96,456,832

(1)	Non-income producing.

PLC – Public Limited Company